Financial assets held for trading (Details 2) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 4,596
Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	6,731
Financial assets, at fair value	6,552
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	859
Financial assets, at fair value	878
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | ITALY [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	523
Financial assets, at fair value	€ 529
External Rating By Moodys Grade	Baa3
External Rating By Sp Grade	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Other [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 336	[1]
Financial assets, at fair value	€ 349	[1]
External Rating By Moodys Grade	from Aaa to Baa3	[1]
External Rating By Sp Grade	from AAA to BBB-	[1]
Quoted bonds issued by sovereign states, Floating rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 216
Financial assets, at fair value	205
Quoted bonds issued by sovereign states, Floating rate bonds [Member] | ITALY [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	130
Financial assets, at fair value	€ 129
External Rating By Moodys Grade	Baa3
External Rating By Sp Grade	BBB
Quoted bonds issued by sovereign states, Floating rate bonds [Member] | Other [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 86	[1]
Financial assets, at fair value	€ 76	[1]
External Rating By Moodys Grade	from Aaa to Baa3	[1]
External Rating By Sp Grade	from AAA to BBB-	[1]
Quoted bonds issued by sovereign states [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 1,075
Financial assets, at fair value	1,083
Other Bonds, Fixed rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	2,949
Financial assets, at fair value	2,898
Other Bonds, Fixed rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member] | Quoted bonds issued by financial and insurance companies [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	1,270
Financial assets, at fair value	€ 1,269
External Rating By Moodys Grade	from Aaa to Baa3
External Rating By Sp Grade	from AAA to BBB-
Other Bonds, Fixed rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member] | Quoted bonds issued by industrial companies [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 1,628
Financial assets, at fair value	€ 1,581
External Rating By Moodys Grade	from Aa2 to Baa3
External Rating By Sp Grade	from AA to BBB-
Other Bonds, Fixed rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member] | Quoted bonds issued by supranational institutions [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 51
Financial assets, at fair value	€ 48
External Rating By Moodys Grade	from A1 to Baa3
External Rating By Sp Grade	from A+ to BBB-
Other Bonds, Floating rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 2,707
Financial assets, at fair value	2,571
Other Bonds, Floating rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member] | Quoted bonds issued by financial and insurance companies [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	1,562
Financial assets, at fair value	€ 1,453
External Rating By Moodys Grade	from Aaa to Baa3
External Rating By Sp Grade	from AAA to BBB-
Other Bonds, Floating rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member] | Quoted bonds issued by industrial companies [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 987
Financial assets, at fair value	€ 976
External Rating By Moodys Grade	from Aa2 to Baa2
External Rating By Sp Grade	from AA to BBB
Other Bonds, Floating rate bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member] | Quoted bonds issued by supranational institutions [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 158
Financial assets, at fair value	€ 142
External Rating By Moodys Grade	from Aa3 to Baa3
External Rating By Sp Grade	from AA- to BBB-
Other Bonds [Member] | Financial Assets At Fair Value Through Profit Or Loss Classified As Held For Trading Category [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Notional amount	€ 5,656
Financial assets, at fair value	€ 5,469

[1]	Individual amounts included herein are lower than €50 million.